Other Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property	CAD 0	CAD 76	CAD 0
Other	(10)	2	(5)
Total other income	12	95	47
Disposal of property, cash proceeds	0	85	0
Property [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property	0	76	0
Viaduc du Sud [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds		85
Gain (loss) on disposal of property		76
Gain (loss) on disposal of property after-tax		66
Land [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property	CAD 22	CAD 17	CAD 52